Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Balances and operations with Expedia
Expedia, Inc. (“Expedia”), a subsidiary of Expedia Group, Inc., a Delaware corporation, is a shareholder of record of the Company.

In September 2024, we entered into the second amended and restated lodging outsourcing agreement with Expedia (the “Expedia Outsourcing Agreement”), whereby the parties agreed to terminate the then existing outsourcing agreement, entered into on July 12, 2017 (as amended and restated on November 15, 2019). The initial term of the Expedia Outsourcing Agreement is ten years, expiring on December 31, 2034, and it automatically renews annually unless otherwise terminated by either party upon thirty days’ written notice.

While the prior Expedia outsourcing agreement allowed us to source a limited percentage of our hotel bookings outside of Latin America, the Expedia Outsourcing Agreement enables us to expand our own directly sourced non-Latin America hotel and accommodation supply, and further optimize our lodging supply to pursue key growth initiatives, including its B2B, White Label, SaaS, and M&A strategies and establish new strategic partnerships.

We understand that the Expedia Outsourcing Agreement unlocks several strategic advantages for both parties, such as: (i) it enables us to further optimize our lodging supply to pursue key growth initiatives, including its B2B, White Label, SaaS, and M&A strategies and we are able to expand our own directly sourced non-Latin American hotel supply and establish new strategic partnerships; (ii) it provides Expedia a guaranteed percentage of Despegar's global hotel bookings and exclusive rights to distribute certain lodging supply in Latin America; (iii) allows us to grant to Decolar Partners right to access and distribute Expedia-sourced lodging inventory. Each Decolar Partner must be contractually bound to comply with obligations that are at least equivalent to those we have under the agreement with Expedia. We remain solely responsible for our Decolar Partners, including for any liabilities or breaches arising from their activities; (iv) the Expedia Outsourcing Agreement provides for certain termination rights by Expedia and by us; (v) under the original agreement, the previously recorded perpetual $125,000 liability on Despegar’s balance sheet should now, under the new Agreement, be amortized over 10 years, subject to certain thresholds. The Agreement will be automatically renewed thereafter for successive one-year terms unless either party provides at least thirty days advance written notice of non-renewal.

Under the agreements, we maintained (i) a receivable position of $18,595 and $16,437 recognized under “Related party receivable” in our consolidated balance sheets as of December 31, 2024 and 2023, respectively, and (ii) a payable position of $101,365 and $87,748 recognized under “Related party payable” in our consolidated balance sheets as of December 31, 2024 and 2023, respectively. We generated revenue of $59,554, $40,288 and $24,220 for the years ended December 31, 2024, 2023 and 2022, respectively, representing 8%, 6% and 5% of our total consolidated revenues for the years ended December 31, 2024, 2023 and 2022, respectively.
Balances with Dominicana Experience DMC, SRL
We maintained (i) a receivable position of $209 recognized under “Related party receivable” in our consolidated balance sheet as of December 31, 2023, and (ii) a payable position of $500 recognized under “Related party payable” in our consolidated balance sheets as of December 31, 2023.